Customer Advances and Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Customer Advances and Deferred Revenues [Abstract]
Schedule of Customer Advances and Deferred Revenues

Customer advances, deferred revenues, and deferred unit costs consist of the following:

	December 31,
	2013	2012

Customer advances and deposits	$443,436	$329,006
Deferred Ekso unit revenues	3,462,980	2,928,411
Deferred service and software revenues	721,921	207,296
Customer advances and deferred revenues	4,628,337	3,464,713
Less current portion	(2,419,226)	(1,566,153)
Customer advances and deferred revenues, non-current	$2,209,111	$1,898,560

Deferred Ekso unit costs	$1,571,897	$1,130,246
Less current portion	(768,599)	(436,483)

Deferred cost of revenue, non-current	$803,298	$693,763